Acquisitions And Divestitures Acquisition of Antaya Technologies Corp. (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	0 Months Ended
	Oct. 31, 2014	Oct. 31, 2017	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Goodwill			$ 656	$ 496	$ 473
Antaya Technologies Corp. [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Equity Interests Acquired	100.00%
Purchase price, cash consideration	140
Total purchase price	151
Definite-lived intangible assets	75
Other assets purchased and liabilities assumed, net	(17)
Identifiable net assets acquired	58
Goodwill	93
Total purchase price allocation	151
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	14 years
Contingent Consideration Arrangement, Range of Outcomes, Value, High	40
Contingent Consideration Arrangement, Range of Outcomes, Value, Low	0
Antaya Technologies Corp. [Member] | Other Noncurrent Liabilities [Member]
Business Acquisition [Line Items]
Contingent Consideration Liability, Noncurrent			$ 11
Scenario, Forecast | Antaya Technologies Corp. [Member]
Business Acquisition [Line Items]
Contingent Consideration Period		3 years